Investment Objectives and Goals - Acuitas Small Cap Active ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Acuitas Small Cap Active ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Acuitas Small Cap Active ETF (the “Fund”) seeks long-term capital appreciation.